SHAREHOLDERS' EQUITY (Stock Options and Restricted Stock Units Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Number of awards
Outstanding, beginning balance	2,223,166	[1]
RSUs granted	620,800
Stock options exercised	(964,258)
Vested and issued RSUs	285,471
Forfeited	12,362	[2]
Outstanding, ending balance	1,581,875	[3]
Stock options exercisable	536,215
Vested and expected to vest	1,544,290	[4],[5]
Weighted-average exercise price
Outstanding, beginning balance	$ 9.45	[1]
Granted	$ 0.01
Stock options exercised	$ 13.37
Vested and issued RSUs	$ 0.01
Forfeited	$ 1.52	[2]
Outstanding, ending balance	$ 5.13	[3]
Stock options exercisable	$ 13.72
Vested and expected to vest	$ 5.25	[4],[5]
Weighted average remaining contractual life years
Outstanding, ending balance	1 year 9 months 15 days	[3]
Stock options exercisable	2 years 7 months 21 days
Vested and expected to vest	1 year 9 months 22 days	[4],[5]
Aggregate intrinsic value
Outstanding, ending balance	$ 44,202	[3]
Stock options exercisable	10,376
Vested and expected to vest	42,965	[4],[5]
Stock Options [Member]
Number of awards
Outstanding, beginning balance	1,554,159
Outstanding, ending balance	588,750
Vested and expected to vest	588,343
Forfeited	1,151
Weighted-average exercise price
Outstanding, beginning balance	$ 13.52
Forfeited	$ 16.28
Outstanding, ending balance	$ 13.76
Vested and expected to vest	$ 13.76
Weighted average remaining contractual life years
Outstanding, ending balance	2 years 8 months 16 days
Vested and expected to vest	2 years 8 months 16 days
Restricted Share Units (RSUs) [Member]
Number of awards
Outstanding, beginning balance	669,007
Forfeited	(11,211,000)
Outstanding, ending balance	993,125
Vested and expected to vest	955,947
Weighted average remaining contractual life years
Outstanding, ending balance	1 year 3 months
Vested and expected to vest	1 year 3 months
Aggregate intrinsic value
Outstanding, ending balance	32,833
Vested and expected to vest	$ 31,604
Pre-vesting forfeiture rate	3.00%

[1]	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
[2]	Includes (i) 1,151 forfeited stock options with weighted average exercise price of $16.28; and (ii) 11,211 forfeited RSUs.
[3]	Includes (i) 588,750 stock options with weighted average exercise price of $13.76, with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,369; and (ii) 993,125 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $32,833.
[4]	Includes (i) 588,343 stock options with weighted average exercise price of $13.76 with weighted average remaining contractual term of 2.71 years and with aggregate intrinsic value of $11,361; and (ii) 955,947 RSUs, with weighted average remaining contractual term of 1.25 years and with aggregate intrinsic value of $31,604.
[5]	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.